Earnings per share - Additional Information (Details)		3 Months Ended		6 Months Ended
	Jul. 10, 2024	Jun. 30, 2025 shares	Jun. 30, 2024 shares	Jun. 30, 2025 shares	Jun. 30, 2024 shares
Non-Executive Director
Earnings per share [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement	35,082			23,118
Key management personnel of entity or parent
Earnings per share [line items]
Dilutive effect of restricted share awards on number of ordinary shares (in shares)		20,000	50,389	20,000	43,155
Dilutive effect of share options on number of ordinary shares		237,006	127,118	236,380	128,443